Earnings per share (Details) - shares	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Earnings Per Share Details Abstract
Issued common shares at beginning of period	71,218,706	64,676,256
Effect of shares issued	379,121	2,369,444
Weighted average number of common shares outstanding - basic	71,597,827	67,045,700
Weighted average number of shares outstanding - diluted	71,597,827	67,045,700